SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS:

DWS Equity 500 Index Fund

DWS U.S. Bond Index Fund

Effective October 1, 2010, the following replaces similar information relating to the funds under the “PART I: APPENDIX I-E — AFFILIATED SERVICES PROVIDER COMPENSATION” section of the funds’ Statement of Additional Information:

For DWS Equity 500 Index Fund only:

Under “The following waivers were in effect for DWS Equity 500 Index Fund during the most recent three fiscal years:” the first paragraph is replaced with the following:

For the period from December 1, 2008 through September 30, 2010, for Institutional Class shares, the Advisor had voluntarily agreed to waive all or a portion of its fees and reimburse or pay certain operating expenses of the fund, including expenses allocated from the master portfolio (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) to the extent necessary to maintain the annual operating expenses at 0.15%.

Under “The following waivers are currently in effect for DWS Equity 500 Index Fund” the disclosure is deleted.

For DWS U.S. Bond Index Fund only:

Under “The following waivers were in effect for DWS U.S. Bond Index Fund during the most recent three fiscal years:” the third paragraph is replaced with the following:

In addition, through September 30, 2010 the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses of Institutional Class shares to the extent necessary to maintain the fund’s annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.15%.

Under “The following waivers are currently in effect for DWS U.S. Bond Index Fund” the second paragraph is replaced with the following:

Effective October 1, 2010, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses of Institutional Class shares to the extent necessary to maintain the fund’s annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.20%. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

Please Retain This Supplement for Future Reference

October 19, 2010